File No. 333-64172

File No. 811-10431

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 40	☒

INVESTED PORTFOLIOS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2. Notice for the Registrant’s fiscal year ended December 31, 2019 was filed on March 13, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 15th day of September, 2020.

INVESTED PORTFOLIOS a Delaware statutory trust
(Registrant)

By /s/ Philip J. Sanders
Philip J. Sanders, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 15th day of September, 2020.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President and Trustee
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer and
Joseph W. Kauten	and Principal Financial Officer

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ H. Jeffrey Dobbs*	Trustee
H. Jeffrey Dobbs

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Sandra A.J. Lawrence	Trustee
Sandra A.J. Lawrence

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/ Jennifer K. Dulski
Jennifer K. Dulski
Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase